SHARE CAPITAL & SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL & SHARE PREMIUM
Schedule of share capital of the company

		Shown in the
		consolidated
		financial
	Number of shares	statements
		USD’000
Ordinary shares at par value of USD0.000005 each
Authorized:
As at January 1, 2024, December 31, 2024 and 2025	10,000,000,000	—
Issued and fully paid:
As at January 1, 2023 and December 31, 2023	619,333,000	3
Issue of shares (Note)	30,966,000	*
As at December 31, 2024 and 2025	650,299,000	3

Schedule of disclosure of share premium

	2024	2025
	USD’000	USD’000
As at beginning of year	494,480	550,593
Premium arising on issue of equity shares, net off issuance costs	56,113	—
As at end of year	550,593	550,593